Schedule of inventories (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Inventory Disclosure [Abstract]
Parts	$ 35,443	$ 46,120	$ 53,021
Partial finished goods	78,315	101,906	94,391
Finished goods	125,749	163,629	162,595
Total inventories	$ 239,507	$ 311,655	$ 310,007